Share-based payments - Summary of options outstanding and exercisable (Details) Option in Millions	Mar. 31, 2019 GBP (£) Y Option	Mar. 31, 2018 GBP (£) Option	Mar. 31, 2017 GBP (£) Option	Mar. 31, 2016 GBP (£) Option
Summary of options outstanding and exercisable
Outstanding shares | Option	46	40	41	24
Weighted average exercise price	£ 1.40	£ 1.64	£ 1.61	£ 1.62
Weighted average remaining contractual life | Y	33
Minimum
Summary of options outstanding and exercisable
Exercise price	£ 1.01
Maximum
Summary of options outstanding and exercisable
Exercise price	£ 2.00